LONG-TERM DEBT - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 20, 2020 USD ($)	Nov. 05, 2018 USD ($)
Debt Instrument [Line Items]
Prepaid debt principal payments				$ 13,800,000
ANGI Homeservices
Debt Instrument [Line Items]
Long-term debt, gross				720,000,000	$ 247,500,000
ANGI 3.875% Senior Notes | Senior Notes | ANGI Homeservices
Debt Instrument [Line Items]
Face amount of debt instrument						$ 500,000,000
Long-term debt, gross				$ 500,000,000	0
Debt Instrument, Covenant, Leverage Ratio, Maximum				3.75
ANGI Group Term Loan due November 5, 2023 ("ANGI Group Term Loan") | Term Loan | ANGI Homeservices
Debt Instrument [Line Items]
Long-term debt, gross				$ 220,000,000	$ 247,500,000
Basis spread on variable rate (as a percent)				2.16%	3.25%
Leverage ratio				4.5
Interest coverage ratio				2.0
Covenant Terms, leverage ratio limiting ability to pay dividends, make distributions, or repurchase stock				4.25
ANGI Group Term Loan due November 5, 2023 ("ANGI Group Term Loan") | Term Loan | ANGI Homeservices | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				2.00%	1.50%
ANGI Group Term Loan due November 5, 2023 ("ANGI Group Term Loan") | Term Loan | ANGI Homeservices | Forecast
Debt Instrument [Line Items]
Quarterly repayments of principal	$ 10,300,000	$ 6,900,000	$ 3,400,000
Repayments of principal, final payment	$ 161,600,000
ANGI Homeservices Credit Facility | ANGI Homeservices | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 250,000,000
Long-term line of credit				$ 0	$ 0
commitment fee (in basis points)				0.35%	0.25%